Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated deficit	$ (251,012)		$ (225,985)	$ (210,062)
Warranty liability			2,500	3,000
Warranty liability			300	$ 200
Operating lease asset			577		$ 700
Operating lease liabilities	589		$ 845		$ 800
Accumulated deficit	251,000
Purchase agreement	11,700
Cash	$ 7,400
Customer accounted percentage	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Customer accounted percentage			10.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Customer accounted percentage	10.00%		10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Customer accounted percentage				10.00%